Share capital and share-based payments - (Details) - RSU - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period	1,409,058	1,630,423
Granted	617,187	898,857
Exercised	(617,597)	(695,174)
Forfeited	(362,817)	(425,048)
Outstanding, ending of period	1,045,831	1,409,058